Statutory Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 New York Department of Commerce	Dec. 31, 2012 New York Department of Commerce	Dec. 31, 2011 New York Department of Commerce	Dec. 31, 2013 New York Department of Commerce Minimum	Dec. 31, 2013 New York Department of Commerce Maximum	Dec. 31, 2014 New York Department of Commerce Maximum Forecast
Reconciliations of stockholder's equity
Based on statutory accounting principles					$ 5,441	$ 5,518	$ 1,289
Deferred acquisition costs					(113)	(15)	68
Deferred and uncollected premiums					6	1	(3)
Policy and claim reserves					(1,067)	(914)	367
Investment valuation difference					175	(32)	(7)
Commissions and fees					6	22	58
Deferred taxes					(673)	203	(205)
Deferred gain on disposal of businesses					135	149	161
Goodwill and intangibles					0	(7)	(5)
Pension					(353)	(309)	(246)
Reinsurance in unauthorized companies					0	0	0
Interest maintenance reserve, deferral and amortization					16	268	301
Asset valuation reserve					0	0	0
Non-admitted assets and other					0	0	0
Net income	3,573	4,884	1,778		3,573	4,884	1,778
Reconciliations of stockholder's equity
Based on statutory accounting principles					40,900	46,926
Deferred acquisition costs					101	214
Deferred and uncollected premiums					40	33
Policy and claim reserves					5,745	6,812
Investment valuation difference					9,037	15,621
Commissions and fees					(1)	(7)
Deferred taxes					(3,720)	(6,462)
Deferred gain on disposal of businesses					(2,261)	(2,659)
Goodwill and intangibles					324	324
Pension					(2,285)	(1,932)
Reinsurance in unauthorized companies					12	2
Interest maintenance reserve, deferral and amortization					560	544
Asset valuation reserve					1,009	982
Non-admitted assets and other					2,926	3,800
Total stockholder's equity	52,387	64,198	57,333	54,186	52,387	64,198
Dividend declared and paid	10,033	609	4,381		10,992
Dividend declared and paid on statutory basis	10,992
Return of Capital	(959)	0	0
Ordinary dividends declared and paid					4,492	609	4,381
Extraordinary dividends declared and paid					6,500	0	0
Minimum dividend as percentage of insurers' surplus to be considered as extraordinary dividend					10.00%
Maximum dividend payable under state regulatory requirements										3,890
RBC Ratio under Authorized Control Level (as a percent)									100.00%
RBC Ratio under Company Action Level (as a percent)								100.00%	200.00%
TAC of the Company subject to RBC Requirements					41,908
Corresponding Authorized Control					$ 4,727